Shareholders' Equity - Compensation options activity (Details) Unit_Standard_pure_lYdVegJ_HkmGJo29SHdSWg in Thousands, EquityInstruments in Thousands	12 Months Ended
	Sep. 30, 2022 EquityInstruments $ / shares	Sep. 30, 2021 EquityInstruments $ / shares
Stockholder's Equity
Balance (in shares)		130
Exercised (in shares)		(130)
Balance (in dollars per share)		$ 5.20
Exercised (in dollars per share)		$ 5.20
Compensation options to underwriters
Stockholder's Equity
Balance (in shares) | EquityInstruments	115	353
Exercised (in shares) | EquityInstruments	(115)	(238)
Balance (in shares) | EquityInstruments		115
Balance (in dollars per share)	$ 4.60
Exercised (in dollars per share)	4.60	$ 4.60
Balance (in dollars per share)		4.60
Weighted average share price	$ 5.75	$ 8.27